LOANS AND ADVANCES TO CUSTOMERS	12 Months Ended
Dec. 31, 2025
Net Loans And Advances To Customers [Abstract]
LOANS AND ADVANCES TO CUSTOMERS	13. LOANS AND ADVANCES TO CUSTOMERS

	Group
	2025	2024
	£m	£m
Loans secured on residential properties	167,284	165,214
Corporate loans	20,450	18,550
Finance leases	4,251	4,222
Other unsecured loans	5,566	6,601
Accrued interest and other adjustments	760	796
Amounts due from fellow Banco Santander subsidiaries and joint ventures	5,043	4,814
Amounts due from Santander UK Group Holdings plc	11	18
Amounts due from subsidiaries	—	—
Loans and advances to customers	203,365	200,215
Credit impairment loss allowances on loans and advances to customers	(729)	(784)
Residual value and voluntary termination provisions on finance leases	(27)	(23)
Net loans and advances to customers	202,609	199,408
At 31 December 2025, loans and advances to customers included amounts due from Banco Santander group entities of £5,055m (2024: £4,834m).
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level – Credit risk review section of the Risk review.
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2025			2024
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,362	(202)	1,160	1,400	(208)	1,192
Later than one year and not later than two years	1,337	(202)	1,135	1,423	(215)	1,208
Later than two years and not later than three years	1,086	(164)	922	1,220	(184)	1,036
Later than three years and not later than four years	972	(147)	825	721	(109)	612
Later than four years and not later than five years	135	(21)	114	115	(17)	98
Later than five years	112	(17)	95	90	(14)	76
	5,004	(753)	4,251	4,969	(747)	4,222
The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers.
Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,804m (2024: £1,748m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Finance income on the net investment in finance leases was
£324m (2024: £308m, 2023: £266m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.
At 31 December 2025 and 2024, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2025	2024
	£m	£m
No later than one year	20	27
Later than one year and not later than two years	17	21
Later than two years and not later than three years	12	17
Later than three years and not later than four years	7	7
Later than four years and not later than five years	5	5
Later than five years	11	11
	72	88